Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Foreign Exchange risk Exposure lied on Cash and Short-Term Deposits

At year-end, the foreign exchange risk exposure lied on the cash and short-term deposits denominated in USD.

EUR/USD foreign (loss)/gain exposure	+2%	+1%	-1%	-2%
31 December 2018	(€0.2 million)	(€0.1 million)	+€0.1 million	+€0.2 million
31 December 2017	(€0.7 million)	(€0.3 million)	+€0.3 million	+€0.7 million